Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net sales [line items]
Net sales	kr 227,216	kr 210,838	kr 205,378
IPR licensing revenues	9,631	7,954	8,250
Export sales from Sweden	120,822	109,969	87,463
Hardware [member]
Disclosure of net sales [line items]
Net sales	86,130	76,792	70,862
Software [member]
Disclosure of net sales [line items]
Net sales	48,036	44,633	43,896
Services [member]
Disclosure of net sales [line items]
Net sales	kr 93,050	kr 89,413	kr 90,620